                                 [IVY LOGO]

                       Ivy Cundill Global Value Fund
                       Ivy Developing Markets Fund
                     Ivy European Opportunities Fund
                             Ivy Global Fund
                    Ivy Global Natural Resources Fund
                  Ivy Global Science & Technology Fund
                         Ivy International Fund
                 Ivy International Small Companies Fund
                      Ivy International Value Fund
                     Ivy Pacific Opportunities Fund
                             Ivy Growth Fund
                          Ivy US Blue Chip Fund
                       Ivy US Emerging Growth Fund
                              Ivy Bond Fund
                         Ivy Money Market Fund

                Each, a series of Ivy Fund (the "Funds")

      Supplement Dated May 27, 2003 To Prospectus Dated April 17, 2003
                   (as supplemented on May 12, 2003)

1.  SHAREHOLDER INFORMATION (page 37)

    As of May 27, 2003, the Ivy Funds' transfer agent will convert from
    PFPC, Inc. ("PFPC") to Waddell & Reed Services Company ("WRSCO"). All
    references to PFPC in the current Ivy Funds' prospectus are changed to reflect that WRSCO serves as the transfer agent for the Ivy Funds.

2.  HOW TO BUY SHARES  (page 37)

    a.   the following breakpoint schedule for purchases of Class A shares is now applicable for all of the Ivy Funds (other than
         Money Market Fund) (page 39):

    Size of          Sales Charge      Sales Charge       Portion of
    Purchase         as a Percentage   as a  Percentage   Public Offering
                     of Public         of Net Amount      Price Retained
                     Offering Price    Invested           by Dealer

    Less than              5.75%            6.10%           5.00%
    $100,000

    $100,000 but
    less than              4.75%            4.99%           4.00%
    $200,000

    $200,000 but
    less than              3.50%            3.63%           2.80%
    $300,000

    $300,000 but
    less than              2.50%            2.56%           2.00%
    $500,000

    $500,000 but
    less than              1.50%            1.52%           1.20%
    $1,000,000

    $1,000,000 but
    less than              1.00%            1.01%           0.75%
    $2,000,000

    $2,000,000 or          0.00%[1]         0.00%[1]        0.50%
    over

    [1]No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

    b.   As of May 27, 2003, you may also purchase Class A shares at NAV if you are investing at least $2 million. A CDSC of 1% may apply to shares redeemed within twelve months of the purchase (page 39).

3.  SUBMITTING YOUR PURCHASE ORDER (page 40)

    Initial Investments. The addresses for sending completed application materials to purchase Fund shares are now as follows:

    By Regular Mail:              Ivy Funds
                                  P.O. Box 29217
                                  Shawnee Mission, KS  66201-9217

    By Courier:                   Ivy Funds
                                  c/o WRSCO
                                  6301 Glenwood
                                  Overland Park, KS  66202

4.  BUYING ADDITIONAL SHARES (page 41)

    The wiring instructions for purchases of additional shares are now as follows:

    By Federal Funds Wire:   UMB Bank
                             ABA #101000695
                             DDA #98-0000-797-8

    Before wiring any funds, please call WRSCO at 800-777-6472.

5.  CLASS B AND CLASS C SHARES (page 40)

    The CDSC for Class B and Class C shares is waived:

        Until June 16, 2003, for redemptions of Class B or Class C shares of Ivy Developing Markets Fund, Ivy Global Fund and Ivy
        International Small Companies Fund.